Stock-Based Compensation Plans - Stock Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock option grants	$ 607	$ 268
Annual director stock award(s)	1,055	455
Total Stock Compensation expense	$ 1,662	$ 713